Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income
The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, mainly taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2021:

	Appreciation (+) / depreciation (-) of exchange rate of Peso against dollar		Income (loss) for fiscal year ended December 31, 2021
Impact on net income before income tax corresponding to financial assets and liabilities	+10 -10	% %	(2,235 2,235)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate
The table below provides information about the financial assets and liabilities as of December 31, 2021 that accrue interest considering the applicable rate:

	Financial Assets (1)	Financial Liabilities (2)
Fixed interest rate	60,948	713,791
Variable interest rate	190	43,424

Total (3)	61,138	757,215

(1)
Includes temporary investments, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest
bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate
The table below show
s
 the estimated impact on consolidated statement of comprehensive income that an increase or decrease of 100 basis points (“b.p.”) in the variable interest rate
s
would have.

	Increase (+) / decrease (-) in the interest rates	Income (loss) for fiscal year
Impact on net income for the year	+100 b.p. -100 b.p.	(312 312)

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on the Group’s results as of December 31, 2021:

	Increase (+) / decrease (-) in the prices of investments in financial instruments		Income (loss) for the fiscal year ended December 31, 2021
Impact on net income before income tax	+10 -10	% %	4,022 (4,022)

Schedule of Maturity Dates of Financial Liabilities
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 2021:

	December 31, 2021
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	27,287	15,159	6,226	3,482	1,455	2,013	55,622
Loans	86,680	87,931	84,013	145,637	30,626	322,328	757,215
Other liabilities (1)	3,468	187	41	740	—	—	4,436
Accounts payable (1)	194,671	49	—	—	—	703	195,423

	312,106	103,326	90,280	149,859	32,081	325,044	1,012,696

(1)	Corresponds to the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values.

Summary of Maximum Exposure to Credit Risk

Maximum exposure as of December 31, 2021
Cash and cash equivalents	62,678
Investment in financial assets	53,546
Other financial assets	181,122

Summary of Breakdown of the Financial Assets
Following is the breakdown of the financial assets past due as of December 31, 2021:

	Current trade receivable	Other current receivables
Less than three months past due	22,910	620
Between three and six months past due	6,464	37
More than six months past due	19,181	848

	48,555	1,505